16. Contingent Liability (Details Narrative) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Loans sold through the MPF program	$ 48,058,235	$ 50,374,657
Notional amount of the maximum CEO	870,664	1,171,787
Accrued contingent liability	$ 122,425	$ 120,186